UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Moncrief Willingham Energy Advisers, L.P.
Address: 909 Fannin
         Suite 2650
         Houston, Texas  77010

13F File Number:  28-12379

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Burton J. Willingham
Title:     Chief Investment Officer
Phone:     713.658.9900

Signature, Place, and Date of Signing:

     Burton J. Willingham     Houston, Texas     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $20,521 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARENA RESOURCES INC            COM              040049108     1321    25000 SH       SOLE                    25000
BRIGHAM EXPLORATION CO         COM              109178103     1583   100000 SH       SOLE                   100000
CONCHO RES INC                 COM              20605P101     5752   154200 SH       SOLE                   154200
EL PASO CORP                   COM              28336L109     3370   155000 SH       SOLE                   155000
GOODRICH CORP                  COM              382388106       91     1100 SH       SOLE                     1100
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106      105   200000 SH  CALL SOLE                   200000
RANGE RES CORP                 COM              75281A109      655    10000 SH       SOLE                    10000
ROSETTA RESOURCES INC          COM              777779307     1425    50000 SH       SOLE                    50000
ROSETTA RESOURCES INC          COM              777779307     3563   125000 SH       SOLE                   125000
SPDR TR                        UNIT SER 1       78462F103       62   200000 SH  CALL SOLE                   200000
VAALCO ENERGY INC              COM NEW          91851C201       53   100000 SH  CALL SOLE                   100000
VAALCO ENERGY INC              COM NEW          91851C201     2541   300000 SH       SOLE                   300000